Finance Costs (Tables)	12 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
Disclosure of Finance Costs

	SA Rand
Figures in million	2024	2023	2022
Financial liabilities
Borrowings (a)	426	467	238
Other creditors and liabilities	35	29	22
Total finance costs from financial liabilities	461	496	260
Non-financial liabilities
Time value of money for other provisions	68	97	79
Streaming arrangements	18	41	67
Time value of money and inflation component of rehabilitation costs	486	483	377
Total finance costs from non-financial liabilities	572	621	523
Total finance costs before interest capitalised	1 033	1 117	783
Interest capitalised (b)	(237)	(123)	(65)
Total finance costs	796	994	718
(a)The decrease in finance costs on borrowings in 2024 is as a result of repayments of borrowings during the 2024 financial year, which resulted in lower balances. The increase in 2023 was due to the US$ drawdowns made and higher interest rates. Refer to note 30 for further detail.

(b)The capitalisation rate used to determine capitalised borrowing costs is:

	Percent (%)
	2024	2023	2022
Capitalisation rate	8.2	9.2	6.8
The capitalisation rate for 2024 and 2023 includes the impact of the foreign exchange loss for the year where the Rand equivalent rate is used.